Employment Contracts (Details) - Schedule of Share-based Compensation, Activity (Employee Contract [Member])	Jun. 30, 2014 Chief Operating Officer [Member]	May 22, 2014 Chief Operating Officer [Member]	Dec. 31, 2013 Chief Operating Officer [Member]	Jun. 30, 2014 Vice President of Customer Support [Member]	Dec. 31, 2013 Vice President of Customer Support [Member]	Dec. 31, 2012 Vice President of Customer Support [Member]	Jun. 30, 2014 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Mar. 04, 2013 Chief Executive Officer [Member]	Jun. 30, 2014 Chief Financial Officer [Member]	Dec. 31, 2013 Chief Financial Officer [Member]	Mar. 04, 2013 Chief Financial Officer [Member]	Jun. 30, 2014	Dec. 31, 2013
Employment Contracts (Details) - Schedule of Share-based Compensation, Activity [Line Items]
Shares reserved for employment contract	97,500	450,000	97,500	196,800	196,800	288,000	0	150,000	750,000	630,000	104,250	416,250	924,300	548,550